Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Significant Accounting Policies [Line Items]
Options excluded from computation of diluted earnings per share	126,787	372,653	569,363
Stock options outstanding range of exercise prices, lower limit	$ 35.69	$ 32.55	$ 32.55
Stock options outstanding range of exercise prices, upper limit	$ 45.81	$ 54.88	$ 54.88
Accumulated other comprehensive loss	$ (25,378,000)	$ (19,191,000)
Accumulated other comprehensive loss, pension net actuarial loss	(28,700,000)	(24,500,000)
Accumulated other comprehensive loss, currency translation adjustment	$ 3,300,000	$ 5,300,000
Buildings [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Buildings [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years
Machinery And Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Machinery And Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Office Furniture And Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Office Furniture And Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Software Development Costs [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of capitalized software	3 years
Software Development Costs [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of capitalized software	10 years
Restricted Shares [Member]
Significant Accounting Policies [Line Items]
Options excluded from computation of diluted earnings per share	175,000	173,000	214,000
USG [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenue from software components	65.00%
Percentage of consolidated revenue from software components	30.00%
Revenue recognition period based on contract maintenance terms	12 months
Percentage of segment revenues recognized on a straight-line basis over the lease term or when products are delivered or services are performed	35.00%
Percentage of consolidated revenues recognized on a straight-line basis over the lease term or when products are delivered or services are performed	15.00%
Test [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	40.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	10.00%
Percentage of segment revenues recorded under percentage of completion method	60.00%
Percentage of consolidated revenues recorded under percentage of completion method	15.00%
Percentage of segment revenues for which reliable measure of output cannot be established for recognition	10.00%
Percentage of consolidated revenues for which reliable measure of output cannot be established for recognition	2.00%
Filtration [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	65.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	20.00%
Percentage of segment revenues recorded under percentage of completion method	35.00%
Percentage of consolidated revenues recorded under percentage of completion method	10.00%